THE WRIGHT MANAGED INCOME TRUST
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                          SUPPLEMENT TO THE PROSPECTUS
                                  DATED
                   MAY 1, 1995 AS REVISED SEPTEMBER 22, 1995



           Effective immediately, shares of Wright Insured Tax-Free Bond Fund are no longer available for purchase.




February 22, 1996